Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption	2,618,101	9,307,645	17,250,000
Common stock subject to possible redemption, shares at redemption value (in Dollars per share)	$ 10.43	$ 10.25
Preference stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference stock, shares authorized	1,000,000	1,000,000	1,000,000
Preference stock, shares issued
Preference stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	4,737,500	4,737,500	4,737,500
Common stock, shares outstanding	4,737,500	4,737,500	4,737,500